Equity (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Equity [Abstract]
Summary of composition of share capital
	December 31, 2018		December 31, 2017
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of Shares
Ordinary shares of NIS 0.25 par value each	80,000,000	40,399,290	80,000,000	33,295,618

Summary of issued and outstanding capital
	Number of shares	NIS par value

Balance at December 31, 2016	28,156,728	7,039,182

Issuance of share capital	5,138,890	1,284,722

Balance at December 31, 2017	33,295,618	8,323,904

Issuance of share capital	7,103,672	1,775,918

Balance at December 31, 2018	40,399,290	10,099,822